Mezzanine and Stockholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Total Number of Shares Outstanding and Authority to Issue

The total number of shares outstanding as of June 30, 2025 and the total number of shares of all classes of stock that USAR has authority to issue is follows:

Class of Stock	Authorized	Par Value	Outstanding
	(In thousands, except par value)
Common Stock	750,000	$0.0001	96,189
Preferred Stock	50,000	$0.0001	3,714
Total authorized	800,000

Schedule of Warrants to Acquire Common stock

The following table presents the number of potential shares of Common Stock that outstanding warrant holders may acquire as of June 30, 2025.

	Balance Sheet Classification	Exercise Price	Potential Common Stock Shares Issuable Upon Exercise(1)
	(In thousands, except for exercise price)
Investor Public Warrants	Equity	$11.50	12,369
Investor Private Warrants	Equity	$11.50	6,000
Series A Warrants(2)(3)	Liability	$7.00	6,130
Common Stock warrants(3)	Liability	$7.00	10,714
Prefunded warrants(3)	Liability	$0.0001	2,164
Total Warrants			37,377
	Common Stock Shares and Warrants Issued	Exercise Price
	(In thousands)
Common Stock shares	8,550
Common Stock warrants	10,714	$7.00
Prefunded warrants	2,164	$0.0001

Schedule of Activity Related to USARE LLC Warrants

The activity related to the USARE LLC Class A Purchase Warrants to acquire USARE LLC Class A common units as of January 1, 2025, and changes during the six months ended June 30, 2025 are summarized as follows:

	Units	Weighted Average Exercise Price	Intrinsic Value
	(In thousands, except for exercise price)
Outstanding as of January 1, 2025	3,000	$12.00	$0
Issuance of warrants – additional Class A Preferred	2,279
Conversion to Series A Preferred Investor Warrant	(5,279)
Outstanding as of June 30, 2025	—
	Units	Weighted Average Exercise Price	Intrinsic Value
	(In thousands, except for exercise price)
Outstanding as of January 1, 2025	8,315	$0.24	$16,000
Cashless exercise to class B Common Units	(8,315)
Outstanding as of June 30, 2025	—
	Units	Weighted Average Exercise Price	Intrinsic Value
	(In thousands, except for exercise price)
Outstanding as of January 1, 2025	1,949	$1.06	$1,956
Dividends	19	1.73
Cashless exercise to Common B Units	(1,968)
Outstanding as of June 30, 2025	—

Schedule of Conversion of Common Stock

Upon closing of the Merger, the following USARE LLC warrants to acquire Class B common and Class C convertible preferred units of USARE LLC were converted into shares of Common Stock using the treasury method of accounting on a cashless exercise basis and an exchange conversion ratio of approximately 0.204 shares of USAR Common Stock for each Class A unit of USARE LLC.

Shares
(In thousands)
USARE LLC Class B Common Warrants	1,521
USARE LLC Class C Convertible Preferred Warrants	379
Total USAR Common Stock	1,900